Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 TRADE AND OTHER PAYABLES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Fixed assets payables	—	228
Accrued expenses - clinical trials	7,909	5,394
Other trade payables	8,803	3,999
Total trade and other payables	16,712	9,621
Trade payables are not discounted, as none of the amounts has a maturity date above one year.

The €0.2 million of fixed assets payables as of December 31, 2022 was settled during the six months ended June 30, 2023 due to activation of related laboratory purchased equipment (See Note 6 Property, plant and equipment for more details).
The €2.5 million increase of accrued expenses in clinical studies is mainly related to progress of 312 study involving ICON services accrual increase not invoiced yet (€1.5 million) and to additional sites activation on 1100 study (€1.0 million). The €4.8 million increase of other trade payables is mainly driven by a €1.4 million fees to be paid to a financial adviser of the Company - subject to an advisory services agreement between the parties which has been subsequently terminated - and by €3.1 million of cash management impact at the end of June 2023 (mainly ICON €2.4 million), as the Company was able to defer trade payables payments with certain vendors.

13.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Tax liabilities	382	358
Payroll tax and other payroll liabilities	5,517	6,237
Other payables	276	260
Other current liabilities	6,175	6,855
Payroll tax and other payroll liabilities primarily consist of payroll taxes and social charges, namely the employer withholdings relating to free shares, as well as accrued bonuses, vacation day accruals and related social charges.

Payroll tax and social charges have decreased by €0.7 million during the first half of 2023, of which Nanobiotix S.A. accounts for €0.4 million (of which €0.3 million decrease related to accrued bonuses and €0.1 million decrease related to employer’s social contribution on granted stock-options and free shares) and Nanobiotix Corp. accounts for €0.2 million (mainly accrued bonuses decrease).

13.3 DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Deferred income	137	55
Contract liabilities	16,518	16,518
Deferred income and contract liabilities	16,655	16,573

Deferred revenues and contract liabilities as of June 30, 2023, mainly consists of contract liabilities related to the LianBio upfront payment of €16.5 million, accounted for in accordance with IFRS 15 (See Note 15 Revenues and other income). The amount of this upfront has not changed during the six months ended June 30, 2023 and not since it was initially recognized in 2021.